CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of CASH AND BANK BALANCES [Abstract]
Disclosure of detailed information of restricted cash and cash and bank balances [Text Block]
	As of December 31,
	2017	2016
	RMB’000	RMB’000
Cash on hand	42	65
Cash at banks	2,286	45
Cash and bank balances	2,328	110

Disclosure of detailed information of restricted cash and cash and bank balances that are denominated in various currencies [Text Block]	Cash and bank balances are denominated in the following currencies:
	As of December 31,
	2017	2016
	RMB’000	RMB’000
Renminbi	171	105
Hong Kong dollars	6	-
US dollars	2,151	5
	2,328	110